Quarterly Holdings Report
for
Fidelity® Series All-Sector Equity Fund
October 31, 2021
ASE-NPRT3-1221
1.884778.117
Common Stocks - 97.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.7%
Entertainment - 2.0%
Activision Blizzard, Inc.	129,221	10,103,790
Electronic Arts, Inc.	19,290	2,705,423
Live Nation Entertainment, Inc. (a)	5,910	597,797
Netflix, Inc. (a)	38,310	26,445,776
Spotify Technology SA (a)	15,030	4,349,682
The Walt Disney Co. (a)	195,127	32,990,122
World Wrestling Entertainment, Inc. Class A (b)	4,400	268,796
		77,461,386
Interactive Media & Services - 6.5%
Alphabet, Inc.:
Class A (a)	29,000	85,866,680
Class C (a)	27,076	80,291,441
IAC (a)	2,680	408,352
Match Group, Inc. (a)	24,395	3,678,278
Meta Platforms, Inc. Class A (a)	230,240	74,498,757
Snap, Inc. Class A (a)	71,820	3,776,296
TripAdvisor, Inc. (a)(b)	11,470	378,166
Twitter, Inc. (a)	81,050	4,339,417
Vimeo, Inc. (a)	42,100	1,420,033
Zoominfo Technologies, Inc. (a)	41,400	2,782,908
		257,440,328
Media - 0.5%
Altice U.S.A., Inc. Class A (a)	18,830	306,929
Comcast Corp. Class A	297,118	15,280,779
Interpublic Group of Companies, Inc.	26,750	978,248
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	11,520	642,816
Liberty SiriusXM Series A (a)	23,520	1,170,826
Liberty SiriusXM Series C (a)	3,165	156,098
Nexstar Broadcasting Group, Inc. Class A	3,210	481,275
ViacomCBS, Inc. Class B	77,460	2,805,601
		21,822,572
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	229,172	26,361,655
TOTAL COMMUNICATION SERVICES		383,085,941
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.5%
Aptiv PLC (a)	126,100	21,801,429
Automobiles - 1.3%
Tesla, Inc. (a)	46,800	52,135,200
Diversified Consumer Services - 0.3%
Service Corp. International	155,700	10,663,893
Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc. Class A	12,160	2,075,226
Booking Holdings, Inc. (a)	10,490	25,393,982
Las Vegas Sands Corp. (a)	352,900	13,696,049
Marriott International, Inc. Class A (a)	146,400	23,426,928
		64,592,185
Household Durables - 0.3%
Lennar Corp. Class A	126,500	12,641,145
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	41,765	140,849,539
Chewy, Inc. (a)(b)	15,752	1,194,002
eBay, Inc.	202,160	15,509,715
		157,553,256
Multiline Retail - 0.1%
Dollar General Corp.	6,800	1,506,336
Ollie's Bargain Outlet Holdings, Inc. (a)	25,300	1,711,798
		3,218,134
Specialty Retail - 3.4%
Best Buy Co., Inc.	163,600	19,998,464
Burlington Stores, Inc. (a)	69,660	19,246,361
The Home Depot, Inc.	143,379	53,299,709
TJX Companies, Inc.	339,796	22,253,240
Ulta Beauty, Inc. (a)	53,600	19,690,496
		134,488,270
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	228,900	38,292,681
TOTAL CONSUMER DISCRETIONARY		495,386,193
CONSUMER STAPLES - 5.1%
Beverages - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.)	53,268	11,549,035
Duckhorn Portfolio, Inc. (a)	29,300	566,662
Keurig Dr. Pepper, Inc.	132,576	4,784,668
Monster Beverage Corp. (a)	100,174	8,514,790
PepsiCo, Inc.	149,882	24,220,931
The Coca-Cola Co.	406,782	22,930,301
		72,566,387
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	27,600	1,612,944
Costco Wholesale Corp.	49,836	24,496,387
U.S. Foods Holding Corp. (a)	50,500	1,750,835
Walgreens Boots Alliance, Inc.	85,823	4,035,397
Walmart, Inc.	144,600	21,606,132
		53,501,695
Food Products - 0.6%
Bunge Ltd.	25,107	2,325,912
Darling Ingredients, Inc. (a)	29,731	2,512,864
Freshpet, Inc. (a)	7,269	1,133,310
Lamb Weston Holdings, Inc.	36,832	2,079,166
McCormick & Co., Inc. (non-vtg.)	15,600	1,251,588
Mondelez International, Inc.	225,017	13,667,533
Oatly Group AB ADR (a)(b)	24,200	311,938
Sovos Brands, Inc.	29,600	478,336
		23,760,647
Household Products - 0.9%
Procter & Gamble Co.	261,160	37,343,268
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	24,958	8,094,628
Olaplex Holdings, Inc.	13,500	376,785
The Honest Co., Inc. (b)	20,300	185,745
		8,657,158
Tobacco - 0.2%
Altria Group, Inc.	139,305	6,144,744
TOTAL CONSUMER STAPLES		201,973,899
ENERGY - 2.8%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	91,900	2,304,852
Fluence Energy, Inc.	70,700	2,514,799
Halliburton Co.	367,700	9,188,823
Schlumberger Ltd.	65,000	2,096,900
		16,105,374
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc.	21,400	2,212,760
ConocoPhillips Co.	86,800	6,465,732
Exxon Mobil Corp.	712,324	45,923,528
Hess Corp.	210,200	17,356,214
Murphy Oil Corp.	198,564	5,526,036
Phillips 66 Co.	89,600	6,700,288
Targa Resources Corp.	69,500	3,799,565
Valero Energy Corp.	64,200	4,964,586
		92,948,709
TOTAL ENERGY		109,054,083
FINANCIALS - 11.5%
Banks - 4.8%
Bank of America Corp.	978,202	46,738,492
Citizens Financial Group, Inc.	228,403	10,821,734
Comerica, Inc.	54,028	4,597,243
First Horizon National Corp.	254,321	4,315,827
JPMorgan Chase & Co.	161,892	27,503,832
M&T Bank Corp.	70,703	10,401,825
PNC Financial Services Group, Inc.	99,003	20,892,603
Signature Bank	24,679	7,349,900
SVB Financial Group (a)	8,957	6,425,752
Wells Fargo & Co.	996,128	50,961,908
		190,009,116
Capital Markets - 3.0%
Bank of New York Mellon Corp.	469,383	27,787,474
BlackRock, Inc. Class A	22,678	21,395,786
Cboe Global Markets, Inc.	41,259	5,443,712
CME Group, Inc.	29,729	6,556,731
Goldman Sachs Group, Inc.	13,245	5,474,821
Intercontinental Exchange, Inc.	130,543	18,074,984
Morgan Stanley	169,992	17,471,778
State Street Corp.	142,549	14,048,204
StepStone Group, Inc. Class A	45,642	2,144,261
Virtu Financial, Inc. Class A	73,116	1,819,126
		120,216,877
Consumer Finance - 1.3%
Ally Financial, Inc.	74,800	3,570,952
American Express Co.	105,864	18,397,046
Capital One Financial Corp.	195,343	29,502,653
		51,470,651
Diversified Financial Services - 0.1%
Voya Financial, Inc.	48,692	3,397,241
Insurance - 2.1%
American International Group, Inc.	96,716	5,714,948
Arch Capital Group Ltd. (a)	125,684	5,256,105
Arthur J. Gallagher & Co.	76,611	12,845,366
Hartford Financial Services Group, Inc.	232,500	16,956,225
Marsh & McLennan Companies, Inc.	76,325	12,731,010
Reinsurance Group of America, Inc.	28,000	3,306,240
The Travelers Companies, Inc.	158,176	25,447,355
		82,257,249
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	365,425	5,905,268
TOTAL FINANCIALS		453,256,402
HEALTH CARE - 12.6%
Biotechnology - 1.6%
Amgen, Inc.	56,103	11,611,638
Blueprint Medicines Corp. (a)	26,800	3,014,732
Horizon Therapeutics PLC (a)	177,100	21,236,061
Neurocrine Biosciences, Inc. (a)	54,500	5,744,845
Regeneron Pharmaceuticals, Inc. (a)	30,600	19,582,164
		61,189,440
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	265,300	34,194,517
Boston Scientific Corp. (a)	664,910	28,677,568
DexCom, Inc. (a)	16,600	10,345,286
Envista Holdings Corp. (a)	216,100	8,449,510
Intuitive Surgical, Inc. (a)	65,600	23,690,128
ResMed, Inc.	35,500	9,333,305
Stryker Corp.	111,000	29,533,770
		144,224,084
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	102,600	12,519,252
Guardant Health, Inc. (a)	21,300	2,487,627
HCA Holdings, Inc.	75,700	18,959,822
Humana, Inc.	46,200	21,397,992
Option Care Health, Inc. (a)	211,000	5,766,630
Surgery Partners, Inc. (a)	261,762	10,768,889
UnitedHealth Group, Inc.	126,200	58,111,314
		130,011,526
Health Care Technology - 0.1%
Health Catalyst, Inc. (a)	101,400	5,337,696
Life Sciences Tools & Services - 1.5%
Avantor, Inc. (a)	392,500	15,849,150
Thermo Fisher Scientific, Inc.	69,600	44,061,672
		59,910,822
Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	413,700	24,160,080
Eli Lilly & Co.	142,566	36,320,114
Royalty Pharma PLC	297,300	11,752,269
Zoetis, Inc. Class A	116,000	25,079,200
		97,311,663
TOTAL HEALTH CARE		497,985,231
INDUSTRIALS - 9.2%
Aerospace & Defense - 3.0%
General Dynamics Corp.	100,400	20,356,100
Lockheed Martin Corp.	53,500	17,779,120
Northrop Grumman Corp.	54,800	19,575,656
Raytheon Technologies Corp.	321,748	28,590,527
The Boeing Co. (a)	152,500	31,572,075
		117,873,478
Air Freight & Logistics - 0.5%
FedEx Corp.	51,199	12,058,900
United Parcel Service, Inc. Class B	34,500	7,364,715
		19,423,615
Construction & Engineering - 0.4%
AECOM (a)	246,700	16,866,879
Electrical Equipment - 1.1%
Array Technologies, Inc.	121,100	2,585,485
Sensata Technologies, Inc. PLC (a)	412,439	22,725,389
Shoals Technologies Group, Inc.	37,000	1,146,630
Sunrun, Inc. (a)	315,995	18,226,592
		44,684,096
Industrial Conglomerates - 1.0%
3M Co.	43,200	7,718,976
General Electric Co.	259,789	27,244,072
Honeywell International, Inc.	20,800	4,547,296
		39,510,344
Machinery - 1.0%
Allison Transmission Holdings, Inc.	577,200	19,255,392
Caterpillar, Inc.	88,800	18,116,088
Flowserve Corp.	26,612	894,695
		38,266,175
Marine - 0.4%
Kirby Corp. (a)	272,800	14,297,448
Professional Services - 0.8%
Nielsen Holdings PLC	1,499,684	30,368,601
Road & Rail - 1.0%
CSX Corp.	50,300	1,819,351
Norfolk Southern Corp.	59,318	17,383,140
Uber Technologies, Inc. (a)	509,000	22,304,380
		41,506,871
TOTAL INDUSTRIALS		362,797,507
INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 0.0%
CommScope Holding Co., Inc. (a)	15,900	170,289
Lumentum Holdings, Inc. (a)	12,600	1,040,508
		1,210,797
Electronic Equipment & Components - 2.2%
Avnet, Inc.	19,400	739,334
Corning, Inc.	104,400	3,713,508
Flex Ltd. (a)	851,800	14,395,420
Jabil, Inc.	1,108,717	66,478,671
		85,326,933
IT Services - 3.8%
Alliance Data Systems Corp.	8,400	716,100
Cloudflare, Inc. (a)	22,700	4,420,144
Cognizant Technology Solutions Corp. Class A	40,700	3,178,263
DXC Technology Co. (a)	26,000	846,820
Euronet Worldwide, Inc. (a)	12,900	1,447,251
Fidelity National Information Services, Inc.	37,358	4,137,025
Fiserv, Inc. (a)	35,300	3,476,697
FleetCor Technologies, Inc. (a)	3,100	766,971
Genpact Ltd.	51,600	2,546,460
Global Payments, Inc.	62,200	8,893,978
GoDaddy, Inc. (a)	27,934	1,932,195
MasterCard, Inc. Class A	105,800	35,498,016
MongoDB, Inc. Class A (a)	19,700	10,269,413
Okta, Inc. (a)	6,300	1,557,234
Payoneer Global, Inc. (a)	36,900	278,595
PayPal Holdings, Inc. (a)	99,200	23,072,928
Sabre Corp. (a)	17,100	177,498
Square, Inc. (a)	36,200	9,212,900
Twilio, Inc. Class A (a)	25,300	7,371,408
Visa, Inc. Class A	145,500	30,812,535
WEX, Inc. (a)	5,700	853,290
		151,465,721
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	43,112	5,183,356
Applied Materials, Inc.	61,500	8,403,975
First Solar, Inc. (a)	9,500	1,136,105
Lam Research Corp.	5,430	3,060,185
Marvell Technology, Inc.	227,900	15,611,150
Microchip Technology, Inc.	87,900	6,512,511
Micron Technology, Inc.	57,660	3,984,306
NVIDIA Corp.	230,320	58,885,914
NXP Semiconductors NV	62,500	12,553,750
ON Semiconductor Corp. (a)	328,668	15,799,071
Semtech Corp. (a)	10,900	926,827
Teradyne, Inc.	9,000	1,244,160
Universal Display Corp.	9,800	1,795,360
Xilinx, Inc.	18,900	3,402,000
		138,498,670
Software - 12.4%
Adobe, Inc. (a)	45,200	29,396,272
Amplitude, Inc. (a)	6,600	490,314
Anaplan, Inc. (a)	62,800	4,095,188
Autodesk, Inc. (a)	63,035	20,020,546
Avalara, Inc. (a)	20,400	3,664,656
Blend Labs, Inc.	37,200	539,400
Ceridian HCM Holding, Inc. (a)	25,900	3,243,975
Confluent, Inc.	8,500	577,575
Coupa Software, Inc. (a)	8,500	1,935,450
Elastic NV (a)	20,700	3,591,657
Everbridge, Inc. (a)	17,000	2,708,270
GitLab, Inc.	3,200	359,040
HubSpot, Inc. (a)	9,300	7,535,139
Intuit, Inc.	21,600	13,521,384
LivePerson, Inc. (a)	99,100	5,104,641
Mandiant, Inc. (a)	103,200	1,799,808
Microsoft Corp.	795,800	263,903,197
Momentive Global, Inc. (a)	359,240	8,233,781
NortonLifeLock, Inc.	31,400	799,130
Nutanix, Inc. Class A (a)	11,700	401,427
Palo Alto Networks, Inc. (a)	24,600	12,523,614
PTC, Inc. (a)	23,600	3,005,460
Qualtrics International, Inc.	77,200	3,575,904
Rapid7, Inc. (a)	9,600	1,236,000
Rimini Street, Inc. (a)	172,889	1,799,774
RingCentral, Inc. (a)	10,000	2,437,800
Salesforce.com, Inc. (a)	135,342	40,560,644
ServiceNow, Inc. (a)	17,300	12,071,248
Splunk, Inc. (a)	28,100	4,631,442
SS&C Technologies Holdings, Inc.	64,500	5,125,815
Stronghold Digital Mining, Inc. Class A	8,000	219,680
UiPath, Inc. Class A (a)(b)	20,100	1,010,025
Viant Technology, Inc.	4,900	57,575
VMware, Inc. Class A (a)	15,800	2,396,860
Vonage Holdings Corp. (a)	62,000	999,440
Workday, Inc. Class A (a)	62,800	18,210,744
Yext, Inc. (a)	285,449	3,593,803
Zendesk, Inc. (a)	19,300	1,964,740
Zoom Video Communications, Inc. Class A (a)	16,700	4,586,655
		491,928,073
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	1,060,536	158,868,293
HP, Inc.	238,000	7,218,540
Pure Storage, Inc. Class A (a)	36,400	977,704
Western Digital Corp. (a)	89,400	4,674,726
Xerox Holdings Corp.	24,700	439,660
		172,178,923
TOTAL INFORMATION TECHNOLOGY		1,040,609,117
MATERIALS - 2.2%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	19,977	5,989,304
Albemarle Corp. U.S.	16,600	4,157,802
CF Industries Holdings, Inc.	86,200	4,896,160
DuPont de Nemours, Inc.	28,785	2,003,436
Ecolab, Inc.	18,382	4,084,848
International Flavors & Fragrances, Inc.	22,912	3,378,374
Linde PLC	29,686	9,475,771
LyondellBasell Industries NV Class A	20,000	1,856,400
Olin Corp.	158,100	9,008,538
Sherwin-Williams Co.	11,155	3,531,785
		48,382,418
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	12,239	4,807,969
Vulcan Materials Co.	21,200	4,030,544
		8,838,513
Containers & Packaging - 0.1%
Crown Holdings, Inc.	44,100	4,585,959
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	536,234	20,226,746
Newmont Corp.	60,800	3,283,200
Reliance Steel & Aluminum Co.	14,969	2,187,869
		25,697,815
TOTAL MATERIALS		87,504,705
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	27,400	5,593,436
American Tower Corp.	61,400	17,312,958
Corporate Office Properties Trust (SBI)	52,100	1,412,952
CubeSmart	156,400	8,603,564
Douglas Emmett, Inc.	168,800	5,516,384
Equity Lifestyle Properties, Inc.	112,600	9,515,826
Healthcare Trust of America, Inc.	18,400	614,376
Invitation Homes, Inc.	268,000	11,055,000
Kilroy Realty Corp.	57,600	3,881,088
Mid-America Apartment Communities, Inc.	61,200	12,497,652
Prologis (REIT), Inc.	119,600	17,337,216
Simon Property Group, Inc.	25,300	3,708,474
Ventas, Inc.	77,900	4,157,523
VICI Properties, Inc.	108,900	3,196,215
		104,402,664
Real Estate Management & Development - 0.4%
Cushman & Wakefield PLC (a)	135,600	2,493,684
Jones Lang LaSalle, Inc. (a)	57,100	14,744,933
		17,238,617
TOTAL REAL ESTATE		121,641,281
UTILITIES - 2.2%
Electric Utilities - 1.5%
Edison International	93,300	5,871,369
Entergy Corp.	7,900	813,858
Evergy, Inc.	52,100	3,321,375
Exelon Corp.	203,693	10,834,431
FirstEnergy Corp.	186,000	7,166,580
NextEra Energy, Inc.	194,040	16,557,433
PG&E Corp. (a)	645,493	7,487,719
Southern Co.	145,100	9,042,632
		61,095,397
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	200,000	5,026,000
Vistra Corp.	151,000	2,958,090
		7,984,090
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	103,790	2,702,692
Dominion Energy, Inc.	76,341	5,796,572
NiSource, Inc.	124,200	3,064,014
Public Service Enterprise Group, Inc.	46,900	2,992,220
Sempra Energy	42,244	5,391,602
		19,947,100
TOTAL UTILITIES		89,026,587
TOTAL COMMON STOCKS (Cost $2,074,328,431)		3,842,320,946

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(d)	107,300	360,721

Software - 0.1%
Skyryse, Inc. Series B (c)(d)	37,900	935,371

TOTAL INFORMATION TECHNOLOGY		1,296,092

Nonconvertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Checkr, Inc. Series E (d)	23,302	1,258,308

TOTAL PREFERRED STOCKS (Cost $2,554,400)		2,554,400

U.S. Treasury Obligations - 0.2%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0% 1/27/22 (f) (Cost $8,259,006)	8,260,000	8,258,852

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)	97,118,778	97,138,202
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	3,164,909	3,165,225
TOTAL MONEY MARKET FUNDS (Cost $100,302,306)		100,303,427

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,185,444,143)	3,953,437,625
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,066,888
NET ASSETS - 100.0%	3,954,504,513

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	274	Dec 2021	62,978,900	3,051,775	3,051,775

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,296,092 or 0.0% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,258,852.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Astera Labs, Inc. Series C	8/24/21	360,721
Skyryse, Inc. Series B	10/21/21	935,371

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	72,392,381	1,066,962,249	1,042,216,027	26,931	(401)	-	97,138,202	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	5,784,355	59,294,907	61,914,037	21,513	-	-	3,165,225	0.0%
Total	78,176,736	1,126,257,156	1,104,130,064	48,444	(401)	-	100,303,427

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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